LICENSE CONTENT ASSETS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Term of license content asset	2 years		2 years
License content asset - current	$ 696,613		$ 850,263	$ 454,000
License content asset - non current	36,797		365,360	246,280
License content liability	306,500		985,000
License content liability - current	306,500		985,000	454,000
License content liability - non current	0		0	$ 227,000
Payments for license content liabilities	678,500		699,000
Additions to license content liabilities			47,500
Amortization expense	482,213	$ 94,086
Finite-Lived Intangible Asset, Expected Amortization, Remainder of Fiscal Year	84,333
Payable in 2022	275,250		581,000
Payable in 2023	$ 31,250		404,000
License Content Asset [Member]
Impairment of license asset			2,260,799
Additions to license content assets			47,500
Useful life	2 years
Amortization expense, 2022	$ 508,630		1,058,773
Amortization expense, 2023	$ 207,517		$ 156,849